TRADE ACCOUNTS RECEIVABLE, NET - Current and non current trade accounts receivable (Details) - Soluciona TI - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current and noncurrent trade accounts receivable
Deferred financial income	R$ 33,614	R$ 3,005
Noncurrent	106,206	104,874
Trade accounts receivable
Current and noncurrent trade accounts receivable
Nominal amount receivable	434,743	611,384
Deferred financial income	(33,614)	(3,005)
Present value of accounts receivable	401,129	608,379
Estimated impairment losses	(154,666)	(344,738)
Net amount receivable	246,463	263,641
Current	140,257	158,767
Noncurrent	R$ 106,206	R$ 104,874